Debt and other liabilities - Other (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 22, 2025	Mar. 25, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Loss on extinguishment				$ (29,950,161)	$ (44,332,819)
Gain on revaluation of financial asset				5,645,839	$ 0
GroupBy [Member]
Debt Instrument [Line Items]
Debt		$ 12,300,000
Business acquisition, shares issued / issuable		3,999,902
GroupBy [Member] | Subscription Letter [Member]
Debt Instrument [Line Items]
Debt		$ 12,300,000
Business acquisition, shares issued / issuable		5,857,143	5,857,143
Ordinary shares price per share			$ 2.1
Loss on extinguishment			$ (4,392,858)
Gain on revaluation of financial asset				$ 5,600,000
GroupBy [Member] | WAB [Member] | Subscription Letter [Member]
Debt Instrument [Line Items]
Debt		$ 12,300,000
Business acquisition, shares issued / issuable	5,857,143		5,857,143